Wages, Salaries and Benefits	12 Months Ended
Dec. 31, 2017
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Wages, Salaries and Benefits
9	WAGES, SALARIES AND BENEFITS

	2017	2016	2015
	RMB million	RMB million	RMB million
Wages, salaries, bonus and allowances	16,474	14,370	12,917
Employee welfare and benefits	133	235	436
Pension (note 37(a))	1,987	1,769	1,479
Medical insurance (note (a))	663	606	563
Staff housing fund (note (b))	886	868	817
Staff housing allowances (note (c))	150	236	247
Early retirement benefits (note (d))	27	61	—

	20,320	18,145	16,459

Notes:

(a)	Medical insurance

Majority of the Group’s PRC employees participate in the medical insurance schemes organized by municipal governments.

(b)	Staff housing fund

In accordance with the relevant PRC housing regulations, the Group is required to contribute to the state-sponsored housing fund for its employees. At the same time, the employees are required to contribute an amount equal to the Group’s contribution. The employees are entitled to claim the entire sum of the fund contributed under certain specified withdrawal circumstances. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits.

(c)	Staff housing allowances

The Group also provides staff housing allowances in cash to eligible employees. The total entitlement of an eligible employee is principally vested over a period of 20 years. Upon an eligible employee’s resignation or retirement, his or her entitlement would cease and any unpaid entitlement related to past service up to the date of resignation or retirement would be paid.

(d)	Early retirement benefits

The Group implements an early retirement scheme which allows eligible employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retirement employees’ basic salaries and certain welfare in the future on a monthly basis according to the early retirement scheme, together with social insurance and housing fund pursuant to the regulation of the local government. The benefits of the early retirement scheme are calculated based on factors including the remaining number of years of service from the date of early retirement to the normal retirement date and the benefits the early retirement employees enjoyed. The present value of the future cash flows expected to be required to settle the obligations is recognized as a provision in “other long-term liabilities”.

(e)	Emoluments of directors and supervisors

Directors’ remuneration for the year, disclosed pursuant to the Listing Rules, section 383(1)(a), (b), (c) and (f) of the Hong Kong Companies Ordinance and Part 2 of the Companies (Disclosure of Information about Benefits of Directors) Regulation, together with the remuneration of supervisors, is as follows:

2017

	Salaries and
	allowances	Bonus	Total
	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—
Ma Xulun*	—	—	—
Xu Zhao*	—	—	—
Gu Jiadan*	—	—	—
Li Yangmin*	—	—	—
Tang Bing*	—	—	—
Tian Liuwen*	—	—	—
Independent non-executive Directors
Li Ruoshan	200	—	200
Shao Ruiqing	200	—	200
Ma Weihua	200	—	200
Cai Hongping	200	—	200
Supervisors
Xi Sheng*	—	—	—
Feng Jinxiong	584	—	584
Ba Shengji*	—	—	—
Hu Jidong	1,549	—	1,549
Jia Shaojun*	—	—	—

Total	2,933	—	2,933

2016

	Salaries and
	allowances	Bonus	Total
	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—
Ma Xulun*	—	—	—
Xu Zhao*	—	—	—
Gu Jiadan*	—	—	—
Li Yangmin*	—	—	—
Tang Bing*	—	—	—
Tian Liuwen*	—	—	—
Independent non-executive Directors
Li Ruoshan	160	—	160
Ji Weidong***	—	—	—
Shao Ruiqing	160	—	160
Ma Weihua	160	—	160
Cai Hongping**	100	—	100
Supervisors
Yu Faming*&****	—	—	—
Xi Sheng*	—	—	—
Xu Haihua*****	288	—	288
Feng Jinxiong	535	—	535
Ba Shengji*	—	—	—
Hu Jidong**	426	—	426
Jia Shaojun*&**	—	—	—

Total	1,829	—	1,829

2015

	Salaries and
	allowances	Bonus	Total
	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—
Ma Xulun	401	—	401
Xu Zhao*	—	—	—
Gu Jiadan*	—	—	—
Li Yangmin	365	—	365
Tang Bing	358	—	358
Tian Liuwen******	419	—	419
Independent non-executive Directors
Liu Keya*******	72	—	72
Ji Weidong***	—	—	—
Shao Ruiqing******	60	—	60
Li Ruoshan	120	—	120
Ma Weihua	120	—	120
Supervisors
Yu Faming*	—	—	—
Xi Sheng*	—	—	—
Xu Haihua******	298	—	298
Feng Jinxiong	610	—	610
Ba Shengji*	—	—	—

Total	2,823	—	2,823

*	These directors and supervisors of the Company received emoluments from CEA Holding, the parent company, part of which were in respect of their services to the Company and its subsidiaries. No apportionment has been made as it is impracticable to apportion this amount between their services to the Group and their services to CEA Holding. Mr. Xu Zhao resigned on 6 February 2018.
**	These directors and supervisors of the Company were newly appointed during the year ended December 31, 2016.
***	Mr. Ji Weidong has filed his resignation during the year ended December 31, 2015 and has fulfilled his responsibility until new director being appointed by the board in June 2016.
****	Mr. Yu Faming resigned during the year ended December 31, 2016.
*****	Mr. Xu Haihua resigned during the year ended December 31, 2016.
******	These directors and supervisors of the Company were newly appointed during the year ended December 31, 2015.
*******	Mr. Liu Keya retired during the year ended December 31, 2015.

During the years ended December 31, 2017, 2016 and 2015, no directors and supervisors waived their emoluments.

(f)	Five highest paid individuals

None of the Company’s directors and supervisors was among the five highest paid individuals in the Group for the year ended December 31, 2017 (2016 and 2015: Nil). The emoluments payable to the five highest paid individuals were as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Wages, salaries, bonus and allowances	8,702	9,319	8,104

The number of five highest paid individuals whose emoluments fell within the following bands is as follows:

		Number of individuals
	2017	2016	2015
HK$1,500,001 to HK$2,000,000	—	—	5
HK$2,000,001 to HK$2,500,000	5	5	—

	5	5	5

During the year ended December 31, 2017, no emoluments were paid by the Group to the directors, supervisors and the five highest paid individuals as an inducement to join or upon joining the Group, or as a compensation for loss of office (2016 and 2015: Nil).